Investment Properties (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of investment property [text block] [Abstract]
Schedule of investment properties
	30 June 2021
	Commercial building	Lands*	Total
	USD ’000	USD ’000	USD ’000

Opening balance	18,168	1,844	20,012
Additions	23	-	23
Sale of investment properties	-	(432)	(432)
Fair value adjustment	(815)	-	(815)
Ending balance	17,376	1,412	18,788

	31 December 2020
	Commercial building	Lands*	Total
	USD ’000	USD ’000	USD ’000

Opening balance	20,063	5,649	25,712
Additions	32	42	74
Sale of investment properties	-	(3,739)	(3,739)
Fair value adjustment	(1,899)	(108)	(2,007)
Foreign currency adjustment	(28)	-	(28)
Ending balance	18,168	1,844	20,012

Schedule of change in the price used for the valuation of the investment properties
	%	Average price per square meter	Impact on interim condensed consolidated statement of income for the increase in price per square meter	Impact on interim condensed consolidated statement of income for the decrease in price per square meter
		USD	USD ’000	USD ’000
Commercial building

30 June 2021	+/- 10	971	1,735	(1,735)
30 June 2020	+/- 10	1,094	1,957	(1,957)

	%	Average price per square meter	Impact on interim condensed consolidated statement of income for the increase in price per square meter	Impact on interim condensed consolidated statement of income for the decrease in price per square meter
		USD	USD ’000	USD ’000
Lands

30 June 2021	+/- 10	188	141	(141)
30 June 2020	+/- 10	195	419	(419)